Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 28, 2017	Dec. 29, 2016
Current assets:
Cash and cash equivalents	$ 567	$ 451
Income taxes receivable	3,980	0
Receivables, net	48,615	34,533
Inventories, net	395,620	293,702
Prepaid expenses and other current assets	7,525	7,529
Total current assets	456,307	336,215
Fixed assets, net	200,400	150,471
Intangible assets, net	109,370	109,394
Goodwill	227,447	227,447
Other assets	7,407	7,639
Total long-term assets	544,624	494,951
Total assets	1,000,931	831,166
Current liabilities:
Current portion of term loans	3,500	3,500
Trade accounts payable	249,246	158,466
Accrued expenses	65,878	61,505
Income taxes payable	0	5,787
Deferred revenue	25,600	14,456
Total current liabilities	344,224	243,714
Term loans	145,819	337,243
Revolving line of credit	38,100	50,000
Deferred rent	22,022	16,750
Deferred income tax liabilities, net	37,300	28,265
Tenant improvement allowances	24,619	20,319
Other liabilities	676	592
Total long-term liabilities	268,536	453,169
Total liabilities	612,760	696,883
Commitments and contingencies
Capital stock:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at September 28, 2017, December 29, 2016 and December31, 2015	0	0
Additional paid-in capital	317,213	117,270
Accumulated other comprehensive income (loss), net	(711)	176
Retained earnings	71,574	16,754
Total stockholders' equity	388,171	134,283
Total liabilities and stockholders' equity	1,000,931	831,166
Class A Common Stock
Capital stock:
Common Stock	95	77
Class B Common Stock
Capital stock:
Common Stock	0	0
Class C Common Stock
Capital stock:
Common Stock	$ 0	$ 6